Payden Low Duration Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (18%
)
906,577 Ally Bank Auto Credit-Linked Notes 2024-A
144A, 6.32%, 5/17/32 (a) $ 922
1,795,119 Ally Bank Auto Credit-Linked Notes Series
2025-A 144A, 4.99%, 6/15/33 (a) 1,804
1,789,780 Ally Bank Auto Credit-Linked Notes Series
2025-B 144A, 4.94%, 9/15/33 (a) 1,798
1,000,000 American Credit Acceptance Receivables Trust
2024-3 144A, 5.73%, 7/12/30 (a) 1,009
2,000,000 American Credit Acceptance Receivables Trust
2024-1 144A, 7.98%, 11/12/31 (a) 2,072
3,500,000 American Credit Acceptance Receivables Trust
2024-4 144A, 7.19%, 4/12/32 (a) 3,612
1,400,000 ARI Fleet Lease Trust 2024-B 144A, 5.26%,
4/15/33 (a) 1,426
1,500,000 ARI Fleet Lease Trust 2025-A 144A, 4.46%,
1/17/34 (a) 1,517
4,800,000 Barings Equipment Finance LLC 2026-A 144A,
4.08%, 7/13/33 (a) 4,799
2,432,836 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 5.94%, 9/15/35 (a)(b) 2,434
2,850,000 CarMax Auto Owner Trust 2024-3, 5.67%,
1/15/31  2,915
2,300,000 CarMax Auto Owner Trust 2024-4, 5.36%,
8/15/31  2,340
8,476,561 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 8,320
2,000,000 Carvana Auto Receivables Trust 2025-P1,
4.55%, 5/10/30  2,012
3,760,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 3,691
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 7,306
7,650,000 Diamond Issuer LLC 2021-1A 144A, 2.31%,
11/20/51 (a) 7,408
623,945 DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a) 627
1,866,844 Drive Auto Receivables Trust 2025-S1 144A,
6.04%, 6/16/29 (a) 1,886
4,000,000 Drive Auto Receivables Trust 2025-2, 4.90%,
12/15/32  4,012
1,945,125 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (a) 1,944
1,350,000 Exeter Automobile Receivables Trust 2024-4A,
5.48%, 8/15/30  1,371
1,900,000 Exeter Select Automobile Receivables Trust
2025-3, 4.18%, 12/16/30  1,906
5,150,000 GMF Floorplan Owner Revolving Trust 2024-4A
144A, 4.73%, 11/15/29 (a) 5,228
1,000,000 GreatAmerica Leasing Receivables Funding LLC
2025-1 144A, 4.49%, 4/16/29 (a) 1,011
2,200,000 GreatAmerica Leasing Receivables Funding LLC
2025-2 144A, 4.14%, 12/17/29 (a) 2,211
1,900,000 Hotwire Funding LLC 2021-1 144A, 2.66%,
11/20/51 (a) 1,867
1,600,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 1,658
1,000,000 Kubota Credit Owner Trust 2024-2A 144A,
5.19%, 5/15/30 (a) 1,028
1,750,000 Kubota Credit Owner Trust 2025-2A 144A,
4.57%, 11/15/30 (a) 1,780
2,550,000 Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%,
12/15/55 (a) 2,567
Principal
or Shares Security Description
Value
(000)
3,000,000 M&T Equipment Notes 2025-1A 144A, 4.78%,
9/17/29 (a) $ 3,041
6,500,000 Nissan Master Owner Trust Receivables 2024-B
144A, 5.05%, 2/15/29 (a) 6,577
4,400,000 Onemain Financial Issuance Trust 2025-1A
144A, 4.82%, 7/14/38 (a) 4,465
574,917 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 575
5,000,000 PFS Financing Corp. 2024-F 144A, 4.75%,
8/15/29 (a) 5,060
3,403,078 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 3,455
1,440,910 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) 1,458
2,827,561 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 2,859
2,397,179 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (a)(c) 2,417
3,000,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 18.06%, 12/15/32 (a) 3,239
3,325,892 Santander Bank Auto Credit-Linked Notes Series
2023-A 144A, 13.75%, 6/15/33 (a) 3,453
2,500,000 Santander Drive Auto Receivables Trust 2024-2,
5.78%, 7/16/29  2,531
1,577,533 Securitized Term Auto Receivables Trust 2025-B
144A, 5.12%, 12/29/32 (a) 1,596
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 2,388
975,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 965
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 1,035
4,810,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 6.79%, 11/15/28 (a) 4,920
3,885,048 Wheels Fleet Lease Funding LLC 2025-1A 144A,
4.57%, 1/18/40 (a) 3,923
3,700,000 Wheels Fleet Lease Funding LLC 2025-3A 144A,
4.08%, 9/18/40 (a) 3,713
4,432,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 4,303
Total Asset Backed (Cost - $146,087)
146,454
Corporate Bond (31%
)
Financial  (19%)
2,400,000 ABN AMRO Bank NV 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.650%), 6.34%, 9/18/27 (a)(b) 2,434
3,570,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88%, 4/01/28  3,629
930,000 Ally Financial Inc. , (Secured Overnight
Financing Rate + 1.960%), 5.74%, 5/15/29 (b) 955
2,890,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.260%), 4.73%, 4/25/29 (b) 2,934
3,345,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.810%), 4.35%, 7/20/29 (b) 3,366
4,025,000 Ares Strategic Income Fund 144A, 5.45%,
9/09/28 (a) 4,059
975,000 Arthur J Gallagher & Co. , 4.60%, 12/15/27  986
4,945,000 Athene Global Funding 144A, 5.52%,
3/25/27 (a) 5,020
995,000 Aviation Capital Group LLC 144A, 4.75%,
4/14/27 (a) 1,001
925,000 Aviation Capital Group LLC 144A, 4.25%,
4/30/29 (a) 922

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
4,000,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950%), 5.37%, 7/15/28 (b) $ 4,074
4,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.110%), 4.62%, 5/09/29 (b) 4,743
1,470,000 Bank of New York Mellon , (U.S. Secured
Overnight Financing Rate + 1.135%), 4.73%,
4/20/29 (b) 1,495
4,660,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.93%, 2/14/29 (b) 4,750
2,365,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.730%), 4.25%, 2/02/30 (b) 2,370
1,445,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 1.080%), 4.48%, 11/11/29 (b) 1,454
5,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  4,951
1,520,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 1,513
4,945,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 1.450%), 4.79%, 5/09/29 (a)
(b) 5,004
1,600,000 Brandywine Operating Partnership LP , 6.13%,
1/15/31  1,552
850,000 Brown & Brown Inc. , 4.70%, 6/23/28  862
2,870,000 CaixaBank SA 144A, (U.S. Secured Overnight
Financing Rate + 1.140%), 4.63%, 7/03/29 (a)
(b) 2,901
1,625,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.790%), 4.28%,
1/29/30 (b) 1,629
2,605,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (b) 2,661
1,100,000 Citadel Finance LLC 144A, 5.90%, 2/10/30 (a) 1,126
4,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.143%), 4.64%, 5/07/28 (b) 4,334
4,685,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.870%), 4.79%, 3/04/29 (b) 4,753
1,105,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 0.700%), 4.19%, 1/29/29 (b) 1,107
1,960,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950%), 5.43%, 3/01/28 (a)(b) 1,989
1,270,000 Franklin BSP Capital Corp. , 7.20%, 6/15/29  1,317
720,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 754
2,455,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.319%), 4.94%,
4/23/28 (b) 2,482
2,560,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.710%), 4.15%,
1/21/29 (b) 2,562
4,090,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.900%), 4.15%,
10/21/29 (b) 4,088
1,730,000 Goldman Sachs Private Credit Corp. 144A,
5.38%, 1/31/29 (a) 1,733
505,000 Host Hotels & Resorts LP , 4.25%, 12/15/28  506
3,860,000 HPS Corporate Lending Fund 144A, 5.30%,
6/05/27 (a) 3,882
1,390,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.190%), 5.04%, 1/23/28 (b) 1,404
4,723,000 Keybank National Association , 5.85%, 11/15/27  4,868
Principal
or Shares Security Description
Value
(000)
1,540,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (b) $ 1,565
1,620,000 Main Street Capital Corp. , 5.40%, 8/15/28  1,630
1,190,000 Manufacturers & Traders Trust Co. , (U.S. Secured
Overnight Financing Rate + 0.950%), 4.76%,
7/06/28 (b) 1,201
2,440,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.380%), 4.99%, 4/12/29 (b) 2,485
2,545,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.930%), 4.97%,
7/14/28 (b) 2,579
2,935,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.770%), 4.47%,
7/06/28 (b) 2,954
2,890,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.780%), 4.20%,
11/17/28 (b) 2,899
2,440,000 National Bank of Canada , (Secured Overnight
Financing Rate + 0.760%), 4.17%, 1/20/29 (b) 2,446
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,306
5,215,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.50%, 8/06/29 (b) 5,271
795,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.232%), 6.12%,
5/31/27 (b) 800
4,525,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.610%), 5.47%,
3/20/29 (b) 4,629
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,728
645,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (a) 672
895,000 Sumitomo Mitsui Financial Group Inc. , 4.11%,
1/15/29  895
685,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 1.395%), 5.02%, 7/29/29 (b) 693
1,320,000 Truist Bank I, (U.S. Secured Overnight Financing
Rate + 0.662%), 4.14%, 1/27/29 (b) 1,322
2,240,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 2,285
2,205,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 0.840%), 4.15%, 12/23/29 (a)
(b) 2,203
1,930,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (b) 1,969
3,610,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.370%), 4.97%, 4/23/29 (b) 3,679
3,905,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.880%), 4.08%, 9/15/29 (b) 3,902
1,245,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.740%), 4.18%, 1/23/30 (b) 1,246
480,000 XHR LP 144A, 6.63%, 5/15/30 (a) 496
157,025
Industrial  (8%)
830,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (a) 859
440,000 Albertsons Cos. Inc. 144A, 5.63%, 3/31/32 (a) 440
440,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.50%,
3/31/31 (a) 441
1,550,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 1,551

Principal
or Shares Security Description
Value
(000)
1,000,000 Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (a) $ 1,032
730,000 American Honda Finance Corp. , 4.15%, 1/08/29  732
3,270,000 Amrize Finance U.S. LLC , 4.70%, 4/07/28  3,317
4,465,000 ArcelorMittal SA , 6.55%, 11/29/27  4,649
760,000 Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a) 783
1,900,000 Boeing Co. , 6.26%, 5/01/27  1,949
2,365,000 Carnival Corp. 144A, 4.00%, 8/01/28 (a) 2,342
590,000 Carnival Corp. 144A, 5.13%, 5/01/29 (a) 597
795,000 Carnival Corp. 144A, 5.75%, 3/15/30 (a) 819
1,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 1,551
1,065,000 Cencora Inc. , 4.63%, 12/15/27  1,079
3,190,000 CommonSpirit Health , 6.07%, 11/01/27  3,290
940,000 CoreWeave Inc. 144A, 9.25%, 6/01/30 (a) 927
415,000 Daimler Truck Finance North America LLC
144A, 4.30%, 8/12/27 (a) 417
1,770,000 Daimler Truck Finance North America LLC
144A, 5.13%, 9/25/27 (a) 1,801
1,015,000 Daimler Truck Finance North America LLC
144A, 4.95%, 1/13/28 (a) 1,031
2,600,000 Dell International LLC/EMC Corp. , 4.15%,
2/15/29  2,600
790,000 GE HealthCare Technologies Inc. , 4.15%,
12/15/28  793
1,770,000 Glencore Funding LLC 144A, 5.34%, 4/04/27 (a) 1,798
1,085,000 HCA Inc. , 5.00%, 3/01/28  1,106
2,555,000 Hewlett Packard Enterprise Co. , 4.15%, 9/15/28  2,560
935,000 Hilton Domestic Operating Co. Inc. 144A,
5.88%, 4/01/29 (a) 957
4,075,000 Hyundai Capital America 144A, 4.88%,
6/23/27 (a) 4,120
1,760,000 Hyundai Capital America 144A, 4.25%,
1/08/29 (a) 1,764
1,525,000 Icon Investments Six DAC , 5.81%, 5/08/27  1,554
1,010,000 Jabil Inc. , 4.20%, 2/01/29  1,010
2,300,000 Las Vegas Sands Corp. , 5.90%, 6/01/27  2,343
1,550,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 1,555
680,000 Meritage Homes Corp. , 5.13%, 6/06/27  685
1,650,000 Microchip Technology Inc. , 4.90%, 3/15/28  1,676
795,000 Mosaic Co. , 4.35%, 1/15/29  798
1,895,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30%, 8/19/28  1,904
1,060,000 Rio Tinto Finance USA PLC , 4.50%, 3/14/28  1,073
1,550,000 Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (a) 1,541
1,960,000 Synopsys Inc. , 4.65%, 4/01/28  1,985
1,280,000 TD SYNNEX Corp. , 4.30%, 1/17/29  1,281
1,565,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 1,572
64,282
Utility  (4%)
1,270,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (a) 1,288
3,240,000 Antero Resources Corp. 144A, 5.38%,
3/01/30 (a) 3,288
725,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 756
2,145,612 Brazos Securitization LLC 144A, 5.01%,
9/01/31 (a) 2,173
1,665,000 Constellation Energy Generation LLC , 3.90%,
1/08/28  1,664
520,000 Enerflex Inc. 144A, 6.88%, 1/15/31 (a) 538
1,505,000 EOG Resources Inc. , 4.40%, 7/15/28  1,523
1,610,000 Evergy Kansas Central Inc. , 4.70%, 3/13/28  1,631
Principal
or Shares Security Description
Value
(000)
2,280,000 Hess Midstream Operations LP 144A, 5.88%,
3/01/28 (a) $ 2,324
640,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 663
1,165,000 Repsol E&P Capital Markets U.S. LLC 144A,
4.81%, 9/16/28 (a) 1,179
550,000 Sunoco LP 144A, 7.00%, 5/01/29 (a) 572
1,550,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 1,554
1,550,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,640
580,000 Vistra Operations Co. LLC 144A, 5.05%,
12/30/26 (a) 585
935,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 936
1,430,000 Vistra Operations Co. LLC 144A, 4.30%,
10/15/28 (a) 1,431
3,650,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)
(d) 3,774
27,519
Total Corporate Bond (Cost - $245,641)
248,826
Mortgage Backed (20%
)
2,500,000 Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.310%),
4.99%, 8/18/42 (a)(b) 2,498
115,616,269 Benchmark Mortgage Trust 2018-B6, 0.39%,
10/10/51 (c) 790
2,300,000 BHMS Commercial Mortgage Trust 2025-ATLS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.850%), 5.53%, 8/15/42 (a)(b) 2,319
1,831,122 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 4.94%,
8/19/38 (a)(b) 1,834
2,120,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.714%), 5.39%,
8/19/38 (a)(b) 2,120
2,320,088 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.792%), 5.47%, 2/15/39 (a)(b) 2,326
4,400,000 BX Commercial Mortgage Trust 2024-GPA2
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.542%), 5.22%, 11/15/41 (a)(b) 4,412
3,230,000 BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a) 3,176
3,600,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
5.62%, 6/15/41 (a)(b) 3,608
3,100,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
5.57%, 3/15/42 (a)(b) 3,106
4,200,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.38%, 7/15/44 (a)(b) 4,220
4,000,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.100%),
5.78%, 12/15/44 (a)(b) 4,028
2,931,118 BXMT Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
4.84%, 5/15/38 (a)(b) 2,920
21,414,304 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (c) 540
1,971,658 Colt Mortgage Loan Trust 2024-7 144A, 5.54%,
12/26/69 (a) 1,993
2,310,177 COLT Mortgage Loan Trust 2024-6 144A,
5.39%, 11/25/69 (a) 2,330

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
1,789,293 COLT Mortgage Loan Trust 2025-8 144A,
5.48%, 8/25/70 (a) $ 1,812
4,761,646 COLT Mortgage Loan Trust 2025-6 144A,
5.53%, 8/25/70 (a) 4,817
4,510,000 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200%), 9.90%,
11/25/41 (a)(b) 4,659
2,050,000 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.500%), 9.20%,
12/25/41 (a)(b) 2,119
4,250,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.70%,
12/25/41 (a)(b) 4,413
4,500,000 Connecticut Avenue Securities Trust 2022-R05
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.000%), 10.70%,
4/25/42 (a)(b) 4,799
4,000,000 Connecticut Avenue Securities Trust 2022-R07
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 12.000%), 15.70%,
6/25/42 (a)(b) 4,543
2,700,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 5.50%,
1/25/44 (a)(b) 2,732
2,600,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 5.50%,
2/25/44 (a)(b) 2,619
1,136,489 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.30%,
9/25/44 (a)(b) 1,140
4,900,000 Cross Mortgage Trust 2026-NQM1, 4.70%,
2/25/61 (a)(c) 4,900
1,960,307 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(c) 1,982
4,299,917 Cross Mortgage Trust 2025-H6 144A, 5.18%,
7/25/70 (a)(c) 4,332
3,296,630 Fannie Mae Connecticut Avenue Securities
2016-C06, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.364%), 13.06%,
4/25/29 (b) 3,470
4,680,151 Freddie Mac REMIC 5057, 1.00%, 4/15/54  4,387
2,141,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800%), 11.50%,
11/25/41 (a)(b) 2,248
828,778 Freddie Mac STACR REMIC Trust 2024-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.450%), 5.15%,
10/25/44 (a)(b) 830
276,759 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.20%,
3/25/52 (a)(b) 279
3,273,000 Freddie Mac STACR REMIC Trust 2021-DNA6
2021-DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 7.500%),
11.20%, 10/25/41 (a)(b) 3,413
Principal
or Shares Security Description
Value
(000)
1,000,000 Greystone CRE Notes HC-4 LLC 2025-HC4
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.240%), 5.92%, 10/15/42 (a)(b) $ 1,000
1,929,742 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
5.52%, 10/15/41 (a)(b) 1,937
1,698,891 JP Morgan Mortgage Trust 2024-NQM1 144A,
5.59%, 2/25/64 (a) 1,718
2,000,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 4.98%, 5/15/39 (a)(b) 1,945
1,989,835 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
1.864%), 5.54%, 7/15/36 (a)(b) 1,992
1,893,972 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A, 4.96%, 9/25/70 (a)(c) 1,903
1,568,404 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(c) 1,541
1,062,629 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(c) 1,036
1,600,000 NYC Commercial Mortgage Trust 2025-28L
144A, 4.67%, 11/05/38 (a)(c) 1,609
3,617,792 OBX Trust 2025-R1 144A, 4.94%, 9/25/62 (a) 3,634
1,858,612 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 1,868
3,919,205 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 3,955
1,482,181 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 1,488
1,441,623 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 1,453
1,448,146 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(c) 1,462
655,775 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 663
1,798,881 OBX Trust 2025-NQM5 144A, 5.52%,
3/25/65 (a) 1,822
3,413,559 OBX Trust 2025-NQM6 144A, 5.60%,
3/25/65 (a) 3,461
1,313,857 OBX Trust 2025-NQM14 144A, 5.16%,
7/25/65 (a) 1,325
2,800,000 OBX Trust 2026-NQM2 144A, 4.82%,
12/01/65 (a)(c) 2,809
4,850,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 4.49%, 3/15/36 (a)(b) 4,843
3,022,135 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(c) 2,739
2,700,000 VASA Trust 2021-VASA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
4.70%, 7/15/39 (a)(b) 2,669
1,018,920 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (a)(c) 1,023
1,578,158 Verus Securitization Trust 2025-4 144A, 5.45%,
5/25/70 (a) 1,597
3,153,650 Verus Securitization Trust 2025-7 144A, 5.13%,
8/25/70 (a) 3,177
3,809,572 Verus Securitization Trust 2025-11 144A,
4.91%, 11/25/70 (a)(c) 3,825

Principal
or Shares Security Description
Value
(000)
4,000,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.693%), 5.37%, 10/15/42 (a)
(b) $ 4,017
Total Mortgage Backed (Cost - $165,184)
164,225
Municipal (2%
)
1,575,000 California Earthquake Authority A, 5.60%,
7/01/27  1,597
8,850,339 Texas Natural Gas Securitization Finance Corp.
2023-1, 5.10%, 4/01/35  9,142
Total Municipal (Cost - $10,425)
10,739
U.S. Treasury (28%
)
6,295,000 U.S. Treasury Note , 3.50%, 9/30/26  6,291
6,305,000 U.S. Treasury Note , 4.13%, 10/31/26  6,327
4,405,000 U.S. Treasury Note , 4.25%, 11/30/26  4,429
24,435,000 U.S. Treasury Note , 4.25%, 12/31/26  24,584
3,880,000 U.S. Treasury Note , 4.63%, 6/15/27  3,936
47,735,000 U.S. Treasury Note , 3.75%, 6/30/27  47,880
5,840,000 U.S. Treasury Note , 3.88%, 7/31/27  5,869
5,020,000 U.S. Treasury Note , 3.75%, 8/15/27  5,037
12,205,000 U.S. Treasury Note , 3.63%, 8/31/27  12,222
10,175,000 U.S. Treasury Note , 3.38%, 9/15/27  10,150
1,000,000 U.S. Treasury Note , 3.50%, 9/30/27  1,000
17,265,000 U.S. Treasury Note , 3.50%, 10/31/27  17,254
6,855,000 U.S. Treasury Note , 3.75%, 5/15/28  6,884
30,370,000 U.S. Treasury Note , 3.88%, 6/15/28  30,589
4,630,000 U.S. Treasury Note , 3.88%, 7/15/28  4,663
Principal
or Shares Security Description
Value
(000)
15,190,000 U.S. Treasury Note , 3.38%, 9/15/28  $ 15,112
5,190,000 U.S. Treasury Note , 3.50%, 11/15/28  5,177
10,915,000 U.S. Treasury Note , 3.50%, 12/15/28  10,886
5,000,000 U.S. Treasury Note , 3.50%, 1/15/29  4,986
4,865,000 U.S. Treasury Note , 3.75%, 1/31/31  4,853
Total U.S. Treasury (Cost - $227,410)
228,129
Investment Company (2%
)
18,016,023 Payden Cash Reserves Money Market Fund *
(Cost - $18,016)
18,016
Total Investments (Cost - $812,763) (101%)
816,389
Liabilities in excess of Other Assets (-1%)
(6,421)
Net Assets (100%) $ 809,968
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(c) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $134 and the total market value of the collateral held by the Fund is $140. Amounts in 000s.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 1,156 Mar-26 $ 241,017 $ (302) $ (302)
U.S. Treasury 5-Year Note Future 302 Mar-26 32,897 (234) (234)
a a
Total Futures
$(536)